UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21791

Name of Fund: Global Income & Currency Fund Inc. (GCF)

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Mitchell M. Cox, Chief Executive
      Officer, Global Income & Currency Fund Inc., 4 World Financial Center, 6th Floor, New York, New York 10080.

Registrant's telephone number, including area code: (212) 449-4742

Date of fiscal year end: 12/31/2007

Date of reporting period: 07/01/2007 - 09/30/2007

Item 1 - Schedule of Investments

Global Income & Currency Fund Inc.
Schedule of Investments as of September 30, 2007 (Unaudited)   (in U.S. dollars)

                                                         Face
                                                        Amount  Short-Term Securities                                      Value
-----------------------------------------------------------------------------------------------------------------------------------
Hungary          Foreign Commercial        HUF   2,216,000,000  Hungary Government Bond Series 07/G,
- 9.3%           Paper ** - 9.3%                                  9.25% due 10/12/2007 (a)                             $ 12,593,602
-----------------------------------------------------------------------------------------------------------------------------------
                                                                Total Short-Term Securities in Hungary                   12,593,602
-----------------------------------------------------------------------------------------------------------------------------------
Mexico           Foreign Commercial        MXN     144,000,000  Mexican Cetes Treasury Bills,
- 9.7%           Paper ** - 9.7%                                  7.183% due 10/11/2007 (a)                              13,126,400
-----------------------------------------------------------------------------------------------------------------------------------
                                                                Total Short-Term Securities in Mexico                    13,126,400
-----------------------------------------------------------------------------------------------------------------------------------
South Africa     Foreign Commercial        ZAR      90,000,000  South Africa Government Bond Series R195,
- 9.7%           Paper ** - 9.7%                                  10% due 2/28/2008 (a)                                  13,082,026
-----------------------------------------------------------------------------------------------------------------------------------
                                                                Total Short-Term Securities in South Africa              13,082,026
-----------------------------------------------------------------------------------------------------------------------------------
Turkey           Foreign Commercial        TRY      16,000,000  Turkey Government Bond, 17.208%
- 9.7%           Paper ** - 9.7%                                  due 11/07/2007 (a)                                     13,040,569
-----------------------------------------------------------------------------------------------------------------------------------
                                                                Total Short-Term Securities in Turkey                    13,040,569
-----------------------------------------------------------------------------------------------------------------------------------
United States    U.S. Government Agency    USD      30,900,000  Fannie Mae, 5.278% due 10/10/2007 (a)                    30,807,794
- 63.0%          Obligations ** - 63.0%             12,125,000  Fannie Mae, 5.249% due 10/12/2007 (a)                    12,108,219
                                                     4,100,000  Fannie Mae, 5.272% due 11/09/2007 (a)                     4,080,012
                                                    24,675,000  Fannie Mae, 4.906% due 1/04/2008 (a)                     24,387,857
                                                    13,700,000  Federal Home Loan Bank, 4.966%
                                                                  due 12/17/2007 (a)                                     13,568,727
-----------------------------------------------------------------------------------------------------------------------------------
                                                                Total Short-Term Securities
                                                                  in the United States                                   84,952,609
-----------------------------------------------------------------------------------------------------------------------------------
                                                                Total Short-Term Securities
                                                                  (Cost - $135,550,439) - 101.4%                        136,795,206
-----------------------------------------------------------------------------------------------------------------------------------

                                                     Number of
                                                     Contracts  Options Purchased
-----------------------------------------------------------------------------------------------------------------------------------
Call Options                                            14,000  Brazilian Real, expiring October 2007 at USD 2.00,
Purchased - 0.9%                                                Broker Morgan Stanley Capital Services, Inc.              1,247,708
-----------------------------------------------------------------------------------------------------------------------------------
                                                                Total Options Purchased  (Premiums Paid - $323,400)
                                                                  - 0.9%                                                  1,247,708
-----------------------------------------------------------------------------------------------------------------------------------
                                                                Total Investments  (Cost - $135,873,838*) - 102.3%      138,042,914

                                                                Liabilities in Excess of Other Assets - (2.3%)           (3,044,821)
                                                                                                                       ------------
                                                                Net Assets - 100.0%                                    $134,998,093
                                                                                                                       ============

* The cost and unrealized appreciation (depreciation) of investments as of September 30, 2007, as computed for federal income tax purposes, were as follows:

      Aggregate cost                                              $ 136,210,781
                                                                  =============
      Gross unrealized appreciation                               $   2,134,313
      Gross unrealized depreciation                                    (302,180)
                                                                  -------------
      Net unrealized appreciation                                 $   1,832,133
                                                                  =============

** Foreign Commercial Paper and certain U.S. Government & Agency Obligations are traded on a discount basis; the interest rates shown reflect the discount rates paid at the time of purchase. Other securities bear interest at the rates shown, payable at fixed dates or upon maturity. The interest rates shown are rates in effect at September 30, 2007.
(a) All or a portion of security held as collateral in connection with open forward foreign exchange contracts.

Global Income & Currency Fund Inc.
Schedule of Investments as of September 30, 2007 (Unaudited)   (in U.S. dollars)

o Forward foreign exchange contracts as of September 30, 2007 were as follows:

      --------------------------------------------------------------------------
      Foreign Currency               Settlement          Unrealized Appreciation
      Purchased                         Date                  (Depreciation)
      --------------------------------------------------------------------------
      AUD     24,000,000            October 2007             $      715,541
      BRL     13,800,500            October 2007                    138,068
      COP     28,134,500,000        October 2007                    369,270
      DKK     75,219,480            October 2007                    561,160
      EUR     5,000,000             December 2007                    94,118
      HUF     4,616,000,000         October 2007                    472,651
      INR     141,855,000           October 2007                     58,816
      ISK     853,293,000           October 2007                   (220,092)
      ISK     451,100,000           December 2007                   191,542
      ISK     479,900,000           September 2008                  122,569
      ISK     403,020,000           October 2008                     22,757
      MXN     141,600,000           November 2007                    79,418
      NZD     19,000,000            October 2007                    580,650
      SGD     21,030,000            October 2007                    182,452
      TWD     883,615,000           October 2007                     50,119
      ZAR     90,000,000            October 2007                    326,152
      --------------------------------------------------------------------------
      Total Unrealized Appreciation on Forward Foreign
      Exchange Contracts - Net (USD Commitment -
      $205,999,307)                                          $    3,745,191
                                                             ==============

Global Income & Currency Fund Inc.
Schedule of Investments as of September 30, 2007 (Unaudited)   (in U.S. dollars)

o Forward foreign exchange contracts as of September 30, 2007 were as follows:

      --------------------------------------------------------------------------
      Foreign Currency               Settlement          Unrealized Appreciation
      Sold                              Date                   (Depreciation)
      --------------------------------------------------------------------------
      AUD     8,000,000             October 2007             $     (244,887)
      BRL     13,800,500            October 2007                   (525,520)
      CHF     16,509,920            October 2007                   (207,875)
      CZK     277,480,000           October 2007                   (382,515)
      DKK     149,919,280           October 2007                   (694,117)
      EUR     5,000,000             October 2007                   (151,426)
      EUR     5,000,000             December 2007                  (162,082)
      EUR     5,000,000             September 2008                 (102,750)
      HUF     4,616,000,000         October 2007                 (1,273,978)
      INR     141,855,000           October 2007                     11,660
      ISK     853,293,000           October 2007                   (164,561)
      ISK     451,100,000           December  2007                 (123,579)
      JPY     1,619,919,000         October 2007                   (145,491)
      MXN     141,600,000           November 2007                   (84,016)
      SGD     33,823,450            October 2007                   (311,288)
      TWD     1,344,565,000         October 2007                   (309,631)
      ZAR     90,000,000            October 2007                   (481,361)
      --------------------------------------------------------------------------
      Total Unrealized Depreciation on Forward Foreign
      Exchange Contracts - Net (USD Commitment -
      $242,883,627)                                          $   (5,353,417)
                                                             ==============

o     Currency Abbreviations:

           AUD      Australian Dollar          ISK      Icelandic Crona
           BRL      Brazilian Real             JPY      Japanese Yen
           CHF      Swiss Franc                MXN      Mexican New Peso
           COP      Colombian Peso             NZD      New Zealand Dollar
           CZK      Czech Republic Koruna      SGD      Singapore Dollar
           DKK      Danish Krone               TRY      Turkish Lira
           EUR      Euro                       TWD      New Taiwan Dollar
           HUF      Hungary Forint             USD      U.S. Dollar
           INR      Indian Rupee               ZAR      South African Rand

Item 2 -    Controls and Procedures

2(a) - The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities and Exchange Act of 1934, as amended.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 -    Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Global Income & Currency Fund Inc.


By: /s/ Mitchell M. Cox
    ---------------------------------
    Mitchell M. Cox,
    Chief Executive Officer (principal executive officer) of
    Global Income & Currency Fund Inc.

Date: November 19, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Mitchell M. Cox
    ---------------------------------
    Mitchell M. Cox,
    Chief Executive Officer (principal executive officer) of
    Global Income & Currency Fund Inc.

Date: November 19, 2007


By: /s/ James E. Hillman
    ---------------------------------
    James E. Hillman,
    Chief Financial Officer (principal financial officer) of
    Global Income & Currency Fund Inc.

Date: November 19, 2007